As filed with the U.S. Securities and Exchange Commission on May 20, 2019

Securities Act File No. 002-74452

Investment Company Act File No. 811-03290

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 105	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 106

(Check appropriate box or boxes)

BLACKROCK VARIABLE SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Variable Series Funds, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $0.10 per share.

BlackRock Cayman Global Allocation V.I. Fund I, Ltd. and BlackRock iShares Dynamic Allocation V.I. Fund (Cayman) have also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 20, 2019.

BLACKROCK VARIABLE SERIES FUNDS, INC. (REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	May 20, 2019

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	May 20, 2019

BRUCE R. BOND* (Bruce R. Bond)	Director

SUSAN J. CARTER* (Susan J. Carter)	Director

COLLETTE CHILTON* (Collette Chilton)	Director

NEIL A. COTTY* (Neil A. Cotty)	Director

LENA G. GOLDBERG* (Lena G. Goldberg)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

HENRY R. KEIZER* (Henry R. Keizer)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

DONALD C. OPATRNY* (Donald C. Opatrny)	Director

JOSEPH P. PLATT* (Joseph P. Platt)	Director

MARK STALNECKER* (Mark Stalnecker)	Director

KENNETH L. URISH* (Kenneth L. Urish)	Director

CLAIRE A. WALTON* (Claire A. Walton)	Director

ROBERT FAIRBAIRN* (Robert Fairbairn)	Director

*By: /s/ BENJAMIN ARCHIBALD (Benjamin Archibald, Attorney-In-Fact)		May 20, 2019

SIGNATURES

BlackRock Cayman Global Allocation V.I. Fund I, Ltd. has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 20, 2019.

BLACKROCK CAYMAN GLOBAL ALLOCATION V.I. FUND I, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, Director)

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, BlackRock Cayman Global Allocation V.I. Fund I, Ltd.	May 20, 2019

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Director, BlackRock Cayman Global Allocation V.I. Fund I, Ltd.	May 20, 2019

SIGNATURES

iShares Dynamic Allocation V.I. Fund (Cayman) has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to iShares Dynamic Allocation V.I. Fund (Cayman), to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 20, 2019.

ISHARES DYNAMIC ALLOCATION V.I. FUND (CAYMAN)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
Director)

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock iShares Dynamic Allocation V.I. Fund (Cayman), has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, iShares Dynamic Allocation V.I. Fund (Cayman)	May 20, 2019

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Director, iShares Dynamic Allocation V.I. Fund (Cayman)	May 20, 2019

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase